Basis of Presentation - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2020	Sep. 30, 2020	May 31, 2020	Dec. 31, 2020
Sinovac LS
Minority Interest [Line Items]
Debt conversion, converted instrument, amount			$ 15,000
Ownership percentage				12.69%
Total financing expenses				$ 1,000
Sinovac LS | Sino Biopharmaceutical Limited
Minority Interest [Line Items]
Proceeds from investment in subsidiary				$ 527,000
Equity interest percentage				15.38%
Sinovac LS | Vivo Capital
Minority Interest [Line Items]
Ownership percentage				6.345%
Sinovac Dalian
Minority Interest [Line Items]
Capital contribution in subsidiary	$ 6,972
Prime Success L P | Sinovac LS
Minority Interest [Line Items]
Ownership percentage				6.345%
Dalian Jin Gang Group | Sinovac Dalian
Minority Interest [Line Items]
Capital contribution by non controlling shareholder	$ 3,193
Maximum [Member] | 2020 ESOP | Sinovac LS
Minority Interest [Line Items]
Percentage of equity interest purchased upon exercise of stock options		15.00%